Condensed financial information of Plastec Technologies, Ltd. (Details Textual) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Condensed Financial Statements, Captions [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Common Stock, Shares Authorized	100,000,000	100,000,000
Common Stock, Shares, Issued	12,938,128	12,938,128
Common Stock, Shares, Outstanding	12,938,128	12,938,128
Parent [Member]
Condensed Financial Statements, Captions [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Common Stock, Shares Authorized	100,000,000	100,000,000
Common Stock, Shares, Issued	12,938,128	12,938,128
Common Stock, Shares, Outstanding	12,938,128	12,938,128